Financial liabilities - Disclosure of reconciliation of debt instruments (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Changes in financial instruments, Liabilities
Perimeter	€ 84	€ 27
Bonds and debentures outstanding
Changes in financial instruments, Liabilities
Balance at beginning of period	194,362	191,577
Perimeter	0	0
Issuances or placements	33,800	33,415
Repurchases or redemptions	(27,376)	(32,496)
Exchange rate and other adjustments	3,837	2,364
Balance at end of period	204,623	194,860
Subordinated
Changes in financial instruments, Liabilities
Balance at beginning of period	25,938	21,686
Perimeter	0	0
Issuances or placements	113	1,578
Repurchases or redemptions	(853)	0
Exchange rate and other adjustments	635	119
Balance at end of period	25,833	23,383
Bonds and debentures and subordinated liabilities
Changes in financial instruments, Liabilities
Balance at beginning of period	220,300	213,263
Perimeter	0	0
Issuances or placements	33,913	34,993
Repurchases or redemptions	(28,229)	(32,496)
Exchange rate and other adjustments	4,472	2,483
Balance at end of period	€ 230,456	€ 218,243